7. Distributor Compensation	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
7. Distributor Compensation

In the direct selling segment, the Company utilizes a network of independent distributors, each of whom has signed an agreement with the Company, enabling them to purchase products at wholesale prices, enroll new distributors for their down-line and earn compensation on product purchases made by those down-line distributors.

Due to the multi-layer independent sales approach, distributor incentives are a significant component of the Company’s cost structure. The Company accrues all distributor compensation expense in the month earned and pays the compensation the following month.